CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings Substantially Restricted [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unallocated Employee Stock Ownership Plan Shares [Member]	Total
Balance at Jun. 30, 2015	$ 38	$ 21,485	$ (26,886)	$ 39,353	$ (461)	$ (1,486)	$ 32,043
Net Income				1,325			1,325
Other comprehensive income (loss)					223		223
Purchase of treasury stock			(19)				(19)
Increase in unallocated ESOP shares						(50)	(50)
Amortization of unallocated ESOP shares						52	52
Cash dividends declared				(489)			(489)
Balance at Jun. 30, 2016	38	21,485	(26,905)	40,189	(238)	(1,484)	33,085
Net Income				1,637			1,637
Other comprehensive income (loss)					50		50
Purchase of treasury stock			(359)				(359)
Increase in unallocated ESOP shares						(1,109)	(1,109)
Amortization of unallocated ESOP shares						221	221
Cash dividends declared				(482)			(482)
Balance at Jun. 30, 2017	38	21,485	(27,264)	41,344	(188)	(2,372)	33,043
Reclassification due to change in federal income tax rate				15	(15)
Net Income				2,125			2,125
Other comprehensive income (loss)					15		15
Purchase of treasury stock			(622)				(622)
Increase in unallocated ESOP shares						(32)	(32)
Amortization of unallocated ESOP shares						146	177
Cash dividends declared				(689)			(689)
Balance at Jun. 30, 2018	$ 38	$ 21,516	$ (27,886)	$ 42,796	$ (188)	$ (2,258)	$ 34,017